Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset (liability)
Net operating loss and tax credit carryforward	$ 53,155	$ 67,853
Intangible assets	33,510	4,066
Accrued and other liabilities	27,544	26,513
Share-based compensation	21,792	20,464
Property, plant and equipment	4,032	6,046
Convertible notes	3,621	5,231
Inventories	3,003	4,790
Other	1,511	16,219
Other	6,479	7,287
Deferred tax assets before valuation allowance	154,647	158,469
Valuation allowance	(21,265)	(21,326)	$ (37,332)	$ (87,619)
Deferred tax assets, net after valuation allowance	133,382	137,143
Intangible assets	(55,921)	(62,585)
Property, plant and equipment	(33,847)	(29,241)
Inventories	(820)	(3,935)
Other	(3,997)	(6,077)
Deferred tax liabilities	(94,585)	(101,838)
Deferred tax assets, net	$ 38,797	$ 35,305